Voyage and Vessel Operating Expenses - Voyage Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Voyage expenses
Port charges	$ 1,455	$ 2,484	$ 694
Bunkers	4,338	10,788	915
Commissions - third parties	867	947	1,347
Commissions - related parties (Note 3)	773	1,134	1,237
Chartered-in vessel expenses	0	4,050	17,909
Miscellaneous	116	195	327
Total voyage expenses	$ 7,549	$ 19,598	$ 22,429